Document and Entity Information	Apr. 30, 2025
Details
Registrant CIK	0001131903
Registrant Name	SPECTRAL CAPITAL CORPORATION
SEC Form	8-K/A
Period End date	Apr. 30, 2025
Tax Identification Number (TIN)	51-0520296
Emerging Growth Company	false
Amendment Description	This Amendment No. 1 (the 'Amendment') to the Current Report on Form 8-K filed by Spectral Capital Corporation (the 'Company') with the Securities and Exchange Commission on May 6, 2025 (the 'Original Report') is being filed to correct and revise the disclosure contained in Item 4.02 of the Original Report to reflect that the previous Item 4.02 that indicated non-reliance of previously issued financial statements or audit report was inaccurate.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-50274
Entity Address, Address Line One	701 Fifth Avenue
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	262-7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true